Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	Jan. 02, 2025 USD ($) shares
Subsequent Events [Line Items]
Fair value of the services (in Dollars) | $	$ 27,350
Class B Ordinary Shares [Member] | Jipsy Trade Limited [Member]
Subsequent Events [Line Items]
Service agreement issue	13,200,000
Class B Ordinary Shares [Member] | Ong Sau Kang [Member]
Subsequent Events [Line Items]
Service agreement issue	22,000,000
Class B Ordinary Shares [Member] | Summer Explorer Investments Limited [Member]
Subsequent Events [Line Items]
Service agreement issue	23,100,000
Class B Ordinary Shares [Member] | Arc Development Group Company Limited [Member]
Subsequent Events [Line Items]
Service agreement issue	18,700,000
Class B Ordinary Shares [Member] | Wilson Chan [Member]
Subsequent Events [Line Items]
Service agreement issue	22,000,000